Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Hodges Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Hodges Fund | Hodges Fund Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	23.98%	13.75%	12.26%
Hodges Fund | Hodges Fund Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.24%	12.93%	11.27%
Hodges Fund | Hodges Fund Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.81%	10.97%	9.86%
Hodges Small Cap Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) (Regulatory Benchmark)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Hodges Small Cap Growth Fund | S&P SmallCap 600 Index
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	7.31%	9.81%
Hodges Small Cap Growth Fund | Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Hodges Small Cap Growth Fund | Hodges Small Cap Growth Fund Retail Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.00%	11.05%	9.37%
Hodges Small Cap Growth Fund | Hodges Small Cap Growth Fund Retail Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.09%	8.31%	7.34%
Hodges Small Cap Growth Fund | Hodges Small Cap Growth Fund Retail Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.81%	8.29%	7.16%
Hodges Small Cap Growth Fund | Hodges Small Cap Growth Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.29%	11.34%	9.66%
Hodges Small Intrinsic Value Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) (Regulatory Benchmark)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Hodges Small Intrinsic Value Fund | S&P SmallCap 600 Index
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	7.31%	9.81%
Hodges Small Intrinsic Value Fund | Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Hodges Small Intrinsic Value Fund | S&P SmallCap 600 Value Index
Prospectus [Line Items]
Average Annual Return, Percent	6.71%	8.96%	9.63%
Hodges Small Intrinsic Value Fund | Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(0.74%)	9.14%	7.97%
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.98%)	8.47%	7.34%
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.25%)	7.19%	6.36%
Hodges Blue Chip Equity Income Fund | Russell 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Hodges Blue Chip Equity Income Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Hodges Blue Chip Equity Income Fund | Hodges Blue Chip Equity Income Fund Retail Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	23.36%	16.73%	14.64%
Hodges Blue Chip Equity Income Fund | Hodges Blue Chip Equity Income Fund Retail Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.96%	14.62%	12.75%
Hodges Blue Chip Equity Income Fund | Hodges Blue Chip Equity Income Fund Retail Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.81%	12.94%	11.61%